Fair value measurements - Fair value of net derivative instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets (at fair value):
Derivative Asset, Current	$ 16,608	$ 10,089	$ 434
Commodity derivatives - noncurrent portion			31
Liabilities (at fair value):
Commodity derivatives - current portion	(13)	(431)	(7,263)
Warrant liability - noncurrent position	(6,624)	(11,902)
Commodity derivatives - noncurrent portion			(657)
Total Fair Value
Assets (at fair value):
Derivative Asset, Current	16,608	10,089	465
Liabilities (at fair value):
Commodity derivatives - current portion	(13)	(431)	(7,920)
Warrant liability - noncurrent position	(6,624)	(11,902)
Fair Value, Recurring
Assets (at fair value):
Commodity derivatives - current portion - Net of fair value presented in CBS	16,608	10,089	434
Commodity derivatives - noncurrent portion - Net of fair value presented in CBS			31
Liabilities (at fair value):
Commodity derivatives - current portion - Net fair value presented in CBS	(13)	(431)	(7,263)
Warrant liability - noncurrent portion - Net fair value presented in CBS			(657)
Net derivative instruments	16,595	9,658	(7,455)
Fair Value, Recurring | Total Fair Value
Assets (at fair value):
Derivative Asset, Current	18,941	20,197	4,821
Commodity derivatives - current portion offset in the Consolidated Balance Sheet	(2,333)	(10,108)	(4,387)
Commodity derivatives - noncurrent portion			2,147
Commodity derivatives - noncurrent portion offset in the Consolidated Balance Sheet			(2,116)
Liabilities (at fair value):
Commodity derivatives - current portion	(2,346)	(10,539)	(11,649)
Commodity derivatives - current portion - Offset in Consolidated Balance Sheet	2,333	10,108	4,386
Warrant liability - noncurrent position	(6,624)	(11,902)
Commodity derivatives - noncurrent portion			(2,774)
Warrant liability - noncurrent portion- Offset in the Consolidated Balance Sheet			2,117
Net derivative instruments	9,971	(2,244)	(7,455)
Fair Value, Recurring | Level 1 | Total Fair Value
Assets (at fair value):
Derivative Asset, Current	0	0
Liabilities (at fair value):
Commodity derivatives - current portion	0	0
Warrant liability - noncurrent position	(6,624)	(11,902)
Net derivative instruments	(6,624)	(11,902)
Fair Value, Recurring | Level 2 | Total Fair Value
Assets (at fair value):
Derivative Asset, Current	18,941	20,197	4,821
Commodity derivatives - noncurrent portion			2,147
Liabilities (at fair value):
Commodity derivatives - current portion	(2,346)	(10,539)	(11,649)
Warrant liability - noncurrent position	0	0
Commodity derivatives - noncurrent portion			(2,774)
Net derivative instruments	16,595	9,658	$ (7,455)
Fair Value, Recurring | Level 3 | Total Fair Value
Assets (at fair value):
Derivative Asset, Current	0	0
Liabilities (at fair value):
Commodity derivatives - current portion	0	0
Warrant liability - noncurrent position	0	0
Net derivative instruments	$ 0	$ 0